Other assets and other liabilities	12 Months Ended
Dec. 31, 2015
Other assets and other liabilities
23 Other assets and other liabilities
end of	2015	2014
Other assets (CHF million)
Cash collateral on derivative instruments	7,921	10,905
Cash collateral on non-derivative transactions	327	3,238
Derivative instruments used for hedging	186	1,539
Assets held-for-sale	26,061	26,544
of which loans [1]	25,839	25,911
of which real estate [2]	182	535
of which long-lived assets	40	98
Assets held for separate accounts	1,307	5,650
Interest and fees receivable	5,658	6,237
Deferred tax assets	6,179	6,077
Prepaid expenses	448	517
Failed purchases	2,770	3,138
Other	7,160	6,713
Other assets	58,017	70,558
Other liabilities (CHF million)
Cash collateral on derivative instruments	13,989	17,043
Cash collateral on non-derivative transactions	518	797
Derivative instruments used for hedging	110	469
Provisions	1,851	1,358
of which off-balance sheet risk	88	103
Restructuring liabilities	199	0
Liabilities held for separate accounts	1,307	5,650
Interest and fees payable	6,011	6,531
Current tax liabilities	608	821
Deferred tax liabilities	54	47
Failed sales	1,551	1,313
Other	16,033	16,941
Other liabilities	42,231	50,970
1
Included as of December 31, 2015 and 2014 were CHF 1,135 million and CHF 1,103 million, respectively, in restricted loans, which represented collateral on secured borrowings, and CHF 60 million and CHF 226 million, respectively, in loans held in trusts, which were consolidated as a result of failed sales under US GAAP.

2
As of December 31, 2015 and 2014, real estate held-for-sale included foreclosed or repossessed real estate of CHF 31 million and CHF 169 million, respectively, of which CHF 3 million and CHF 2 million, respectively were related to residential real estate.

Bank
Other assets and other liabilities
22 Other assets and other liabilities
end of	2015	2014
Other assets (CHF million)
Cash collateral on derivative instruments	7,987	10,909
Cash collateral on non-derivative transactions	327	3,238
Derivative instruments used for hedging	186	1,539
Assets held-for-sale	26,061	26,544
of which loans [1]	25,839	25,911
of which real estate [2]	182	535
of which long-lived assets	40	98
Assets held for separate accounts	1,307	5,650
Interest and fees receivable	5,643	6,229
Deferred tax assets	6,068	6,064
Prepaid expenses	442	511
Failed purchases	2,770	3,138
Other	7,119	6,689
Other assets	57,910	70,511
Other liabilities (CHF million)
Cash collateral on derivative instruments	13,991	16,776
Cash collateral on non-derivative transactions	518	797
Derivative instruments used for hedging	110	469
Provisions	1,841	1,347
of which off-balance sheet risk	87	102
Restructuring liabilities	199	0
Liabilities held for separate accounts	1,307	5,650
Interest and fees payable	5,926	6,465
Current tax liabilities	577	782
Deferred tax liabilities	41	33
Failed sales	1,551	1,313
Other	15,654	17,016
Other liabilities	41,715	50,648
1
Included as of December 31, 2015 and December 31, 2014 were CHF 1,135 million and CHF 1,103 million, respectively, in restricted loans, which represented collateral on secured borrowings, and CHF 60 million and CHF 226 million, respectively, in loans held in trusts, which are consolidated as a result of failed sales under US GAAP.

2
As of the end of December 31, 2015 and December 31, 2014, real estate held-for-sale included foreclosed or repossessed real estate of CHF 31 million and CHF 169 million, respectively, of which CHF 3 million and CHF 2 million, respectively, were related to residential real estate.